    As filed with the Securities and Exchange Commission on December 15, 2004

                                                      1933 Act File No. 33-91058
                                                      1940 Act File No. 811-9018

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
               Pre-Effective Amendment No.  ----                        [ ]
               Post-Effective Amendment No.  16                         [X]
                                            ----
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                         [X]
               Amendment No.                 17
                                            ----

                        (Check appropriate box or boxes.)

                        AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509


                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)



           Approximate Date of Proposed Public Offering March 1, 2005
                                                        -------------

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [X] on March 1, 2005 pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Mileage Funds, the feeder trust.

                        AMERICAN AADVANTAGE MILEAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Mileage Class of the American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Statement of Additional Information for the Cash Management and Platinum Classes of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund and the Mileage and Platinum Classes of the American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Part C

         Signature Pages

         Powers of Attorney for Trustees of American AAdvantage Mileage Funds and AMR Investment Services Trust - W. Humphrey Bogart, Brenda A. Cline and Richard A. Massman


         Exhibits

         MILEAGE CLASS(R)

          PRIVACY POLICY


           MARCH 1, 2005

            PROSPECTUS
             ENCLOSED


   (AMERICAN BEACON MILEAGE FUNDS LOGO)            - MONEY MARKET MILEAGE FUND
(Formerly known as the American AAdvantage
              Mileage Funds)                       - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                     FUND
                                                   - MUNICIPAL MONEY MARKET MILEAGE FUND



   MANAGED BY AMERICAN BEACON ADVISORS, INC.        This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

                      (AMERICAN BEACON MILEAGE FUNDS LOGO)

           (Formerly known as the American AAdvantage Mileage Funds)


                                 PRIVACY POLICY


The American Beacon Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

         MILEAGE CLASS(R)

            PROSPECTUS

           MARCH 1, 2005



   (AMERICAN BEACON MILEAGE FUNDS LOGO)            - MONEY MARKET MILEAGE FUND
(Formerly known as the American AAdvantage
               Mileage Fund                        - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                     FUND
                                                   - MUNICIPAL MONEY MARKET MILEAGE FUND



                                                    The Securities and Exchange Commission does not guarantee
                                                    that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a
   MANAGED BY AMERICAN BEACON ADVISORS, INC.        criminal offense.



(LIGHTHOUSE LOGO)

     TABLE OF CONTENTS


    About the Funds
    Overview....................................................    2
      Money Market Mileage Fund.................................    3
      U.S. Government Money Market Mileage Fund.................    8
      Municipal Money Market Mileage Fund.......................   13
    The Manager.................................................   17
    Valuation of Shares.........................................   18
    About Your Investment
    Purchase and Redemption of Shares...........................   18
    Frequent Purchases and Redemptions..........................   26
    Distributions and Taxes.....................................   27
    AAdvantage(R) Miles.........................................   27
    Additional Information
    Distribution of Fund Shares.................................   30
    Master-Feeder Structure.....................................   30
    Portfolio Holdings..........................................   31
    Financial Highlights........................................   31
    Additional Information.................................Back Cover




ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American Beacon Mileage Funds (the "Funds"), formerly known as the American AAdvantage Mileage Funds, are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment adviser to the Funds.



The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


Each shareholder will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in any Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.


--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN BEACON


MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the Master Trust.


The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------



Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.


- Because the Fund concentrates its assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Fund.


- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


- The yield paid by the Fund may be affected by the Manager's decisions regarding the Fund's average dollar-weighted maturity. If the Manager sets the Fund's maturity target in a manner that does not correlate with the movement of interest rate trends, the Fund's yield could be less than other money market funds.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or


- desire to receive miles in the American Airlines AAdvantage program.






--------------------------------------------------------------------------------



About the Funds                         4                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the Master Trust. The performance results through October 31, 1995 are for the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................   5.67%
96..........................................................   5.05%
97..........................................................   5.18%
98..........................................................   5.11%
99..........................................................   4.84%
00..........................................................   6.07%
01..........................................................   3.76%
02..........................................................   1.29%
03..........................................................   0.73%
04..........................................................




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN BEACON

--------------------------------------------------------------------------------


Highest Quarterly Return:                                   1.56%
  (1/1/95 through 12/31/04)                           (3rd Quarter 2000)
Lowest Quarterly Return:                                    0.15%
  (1/1/95 through 12/31/04)                           (4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN BEACON

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.16
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.51%
                                                              ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $52
3 YEARS.................................................  $164
5 YEARS.................................................  $285
10 YEARS................................................  $640



Portfolio Holdings
------------------



A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust.


The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to sharehold-


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

ers at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Investor Profile
----------------

This Fund may be suitable for investors who:


- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts, or


- desire to receive miles in the American Airlines AAdvantage program.







--------------------------------------------------------------------------------



Prospectus                              9                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money Market Portfolio of the Master Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.





                       (AMR BAR CHART)
 TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  5.37%
96..........................................................  4.91%
97..........................................................  5.04%
98..........................................................  5.04%
99..........................................................  4.62%
00..........................................................  5.93%
01..........................................................  3.72%
02..........................................................  1.06%
03..........................................................  0.47%
04..........................................................




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Highest Quarterly Return:                                 1.54%
  (1/1/95 through 12/31/04)                         (3rd Quarter 2000)
Lowest Quarterly Return:                                  0.10%
  (1/1/95 through 12/31/04)                      (1st & 4th Quarter 2003)



                                                             AVERAGE ANNUAL TOTAL RETURN
                                                            -----------------------------
                                                                   AS OF 12/31/04
                                                            -----------------------------
                                                            1 YEAR    5 YEARS    10 YEARS
                                                            ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND.................  X.XX%      X.XX%      X.XX%



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.42
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.77%
                                                              ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the Master Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $79
3 YEARS.................................................  $246
5 YEARS.................................................  $428
10 YEARS................................................  $954



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN BEACON


U.S. GOVERNMENT
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Portfolio Holdings
------------------



A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN BEACON


MUNICIPAL
MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------


The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the Master Trust.



Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.


The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN BEACON



MUNICIPAL
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions,

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts, or


- desire to receive miles in the American Airlines AAdvantage program.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN BEACON



MUNICIPAL
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


The Fund's performance, as shown in the chart and table below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market Portfolio of the Master Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Thus, performance results shown below from that date through December 31, 2004 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)


 TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR
95......................................................  3.48%
96......................................................  3.09%
97......................................................  3.23%
98......................................................  3.06%
99......................................................  2.78%
00......................................................  3.63%
01......................................................  2.17%
02......................................................  0.77%
03......................................................  0.57%
04......................................................



Highest Quarterly Return:          0.95%
  (1/1/95 through 12/31/04)  (4th Quarter 2000)
Lowest Quarterly Return:           0.10%
  (1/1/95 through 12/31/04)  (3rd Quarter 2003)



                                                             AVERAGE ANNUAL TOTAL RETURN
                                                            -----------------------------
                                                                   AS OF 12/31/04
                                                            -----------------------------
                                                            1 YEAR    5 YEARS    10 YEARS
                                                            ------    -------    --------
MUNICIPAL MONEY MARKET MILEAGE FUND.......................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN BEACON



MUNICIPAL
MONEY MARKET MILEAGE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund.(1)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.24
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.59%
                                                              ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the Master Trust.



Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $60
3 YEARS.................................................  $189
5 YEARS.................................................  $329
10 YEARS................................................  $738



Portfolio Holdings
------------------



A description of the Fund's policies and procedures regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional Information, a free copy of which may be requested by calling 1-800-658-5811.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

The Manager
-----------


The Funds have retained American Beacon Advisors, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of December 31, 2004, the Manager had approximately $XX billion of assets under management, including approximately $XX billion under active management and $XX billion as named fiduciary or financial adviser. Approximately $XX billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment program for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.




--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share.


The NAV of Mileage Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------



Purchase and Redemption of Shares
---------------------------------




Eligibility
-----------



Mileage Fund shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Funds.




Opening an Account
------------------


A completed, signed application is required to open an account. If you are not yet a member of the AAdvantage program, you may join by calling (800) 882-8880 or by visiting www.aa.com. You may request a Fund application form by:


- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. You may also be required to provide trust agreements and Social Security numbers for persons authorized to provide instructions on the account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and:

                                    Mail to:

                         American Beacon Mileage Funds

                                P.O. Box 219643
                           Kansas City, MO 64121-9643


Purchase Policies
-----------------

Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

FUND                                                PURCHASE ORDER DEADLINE*
----                                                ------------------------
Municipal Money Market                              11:45 a.m. Eastern Time
Money Market and U.S. Government Money Market        5:00 p.m. Eastern Time

* or such other time as may be designated by the Fund.


If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks, money orders, cashier's checks, official checks, or third party checks. No sales charges are assessed on the purchase or sale of Fund shares.




--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

Redemption Policies
-------------------


Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' website, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption request is received in good order. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first). For assistance with completing a redemption request, please call (800) 388-3344.



                                                      REDEMPTION REQUEST
FUND                                               DEADLINE (EASTERN TIME)
----                                              --------------------------
Money Market and U.S. Government Money Market             3:00 p.m.
Municipal Money Market                                    11:45 a.m.



Wire proceeds from requests received by the above deadlines are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.



--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

Exchange Policies

-----------------


Shares of the Mileage Class of any Fund may be exchanged for shares of the Mileage Class of another Fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled Purchase Policies and Redemption Policies for additional limitations that apply to purchases and redemptions. To exchange out of a Fund and into another, a shareholder must have owned shares of the redeeming Fund for at least 15 days. The minimum investment requirement must be met for the Fund into which the shareholder is exchanging. Fund shares may be acquired through exchange only in states in which they can be legally sold.




--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

HOW TO PURCHASE SHARES
By Check

- The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by check is $50.


- Make check payable to American Beacon Mileage Funds.


- Include the shareholder's account number, Fund name and Fund number on the check.

- Mail check to:


  American Beacon Mileage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

By Wire

If your account has been established, you may call (800) 388-3344 to purchase shares by wire. The minimum amount to open an account is $2,500. The minimum amount for subsequent investments by wire is $500. Send a bank wire to State Street Bank and Trust Co. with these instructions:

- ABA# 0110-0002-8; AC-9905-342-3,


- Attn: American Beacon Mileage Funds,


- the Fund name and Fund number, and

- shareholder's account number and registration.
By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 must be met before establishing an automatic investment plan.

- Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.

- An automatic investment plan may also be established through www.aafunds.com (select "My Account").

- Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify. If you establish your automatic investment plan through www.aafunds.com, you can choose the date and frequency of transfer.
By Exchange

- Send a written request to the address above, call (800) 388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.aafunds.com.


--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

- A $2,500 minimum is required to establish a new account in another American Beacon Mileage Fund by making an exchange.



- The minimum amount for each exchange is $50.







--------------------------------------------------------------------------------



Prospectus                             23                  About Your Investment

HOW TO REDEEM SHARES

By Telephone

- Call (800) 388-3344 to request a redemption.

- Telephone redemption orders are limited to $50,000 within any 30 day period.

- Proceeds will generally be mailed only to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank designated on the account application form.
By Mail

Write a letter of instruction including:

- the Fund name and Fund number,

- shareholder account number,

- shares or dollar amount to be redeemed, and

- authorized signature(s) of all persons required to sign for the account.

  Mail to:

  American Beacon Mileage Funds

  P.O. Box 219643
  Kansas City, MO 64121-9643

- Proceeds will only be mailed to the account address of record or transmitted by wire ($500 minimum and $10 fee) to a commercial bank account designated on the account application form.

A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:

- in amounts of $50,000 or more,

- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or

- for an account whose address has changed within the last 30 days if proceeds are sent by check.

Call (800) 388-3344 for instructions and further assistance.
By Shareholder Draft

- Choose the check writing feature on the account application or establish via www.aafunds.com.

- Minimum check amount is $100.

- A $2 service fee per check is charged for check copies.



--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus

By Pre-Authorized Automatic Redemption

- Fill in required information on the account application or establish via www.aafunds.com ($50 minimum).

- Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.aafunds.com, you can choose the date and frequency of transfer.
By Exchange

- Send a written request to the address above, call (800) 388-3344 and use the Automated Voice Response System or speak to a representative, or visit www.aafunds.com.


- A $2,500 minimum is required to establish a new account in another American Beacon Mileage Fund by making an exchange.



- The minimum amount for each exchange is $50.

Via "My Account" on www.aafunds.com

- Proceeds will only be mailed to the account address of record, transmitted by wire to a commercial bank account designated on the account application form or transferred via ACH to your bank account as designated on the account application form.

- If bank instructions were not included on the account application form, please call (800) 388-3344 to establish bank instructions.

- The minimum amount is $500 for a wire and $50 for a check or ACH.

- A $10 fee is charged for each wire.



--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

- modify or terminate the exchange privilege at any time, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.


The Funds have authorized certain third party financial intermediaries, such as broker-dealers, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Funds. A Fund is deemed to have received such orders when they are received by the financial intermediaries. Thus, an order to purchase or sell Fund shares will be priced at the Fund's next determined NAV after receipt by the financial intermediary.



Third parties who offer Fund shares may charge transaction fees and set different minimum investments or limitations on purchasing or redeeming shares.




Frequent Purchases and Redemptions
----------------------------------



The Funds are intended to serve as short-term investment vehicles providing daily liquidity to shareholders.


--------------------------------------------------------------------------------

About Your Investment                  26                             Prospectus

The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.



Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Money Market Fund, dividends and distributions of net realized gains are usually taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.



AAdvantage(R) Miles
-------------------

The AAdvantage program offers its members the opportunity to obtain free upgrades and travel awards on American Airlines(R) and AAdvantage airline participants, as well as upgrades and discounts on car rentals and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

--------------------------------------------------------------------------------

Prospectus                             27                  About Your Investment

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in a Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Funds. These miles appear on the monthly account statement as well as on subsequent AAdvantage program statements.

In the case of trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in a Fund, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity or from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these



--------------------------------------------------------------------------------

About Your Investment                  28                             Prospectus
changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.



--------------------------------------------------------------------------------

Prospectus                             29                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Distribution of Fund Shares
---------------------------


The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares. The Plan provides that each Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board of Trustees of the Funds) for distribution-related services. The primary expenses expected to be incurred under the Plan are advertising and participation in the AAdvantage program. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.



Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE CHART)

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as

--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus
opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.



Portfolio Holdings
-------------------



A complete listing of holdings for each Fund's corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund (assuming reinvestment of all dividends and distributions). Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors, whose report,


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information
along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

                                                       MONEY MARKET MILEAGE FUND-MILEAGE CLASS
                                          ------------------------------------------------------------------
                                                                                   TWO MONTHS
                                                 YEAR ENDED DECEMBER 31,             ENDED       YEAR ENDED
                                          -------------------------------------   DECEMBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003      2002      2001      2000         1999          1999
THROUGHOUT THE PERIOD:                    -------   -------   -------   -------   ------------   -----------
Net asset value, beginning of period....  $  1.00   $  1.00   $  1.00   $  1.00     $   1.00      $   1.00
                                          -------   -------   -------   -------     --------      --------
 Net investment income(A)...............     0.01      0.01      0.04      0.06         0.01          0.05
 Less dividends from net investment
   income...............................    (0.01)    (0.01)    (0.04)    (0.06)       (0.01)        (0.05)
                                          -------   -------   -------   -------     --------      --------
Net asset value, end of period..........  $  1.00   $  1.00   $  1.00   $  1.00     $   1.00      $   1.00
                                          =======   =======   =======   =======     ========      ========
Total return............................     0.73%     1.29%     3.76%     6.07%        0.89%(B)      4.74%
                                          =======   =======   =======   =======     ========      ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $49,053   $63,884   $86,910   $97,698     $112,653      $124,703
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................     0.51%     0.63%     0.63%     0.61%        0.57%         0.59%
   Net investment income................     0.74%     1.29%     3.74%     5.87%        5.30%         4.63%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Portfolio of the AMR Investment Services Trust.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                             U.S. GOVERNMENT MONEY MARKET
                                                              MILEAGE FUND-MILEAGE CLASS
                                          ------------------------------------------------------------------
                                                                                   TWO MONTHS
                                                 YEAR ENDED DECEMBER 31,             ENDED       YEAR ENDED
                                          -------------------------------------   DECEMBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003      2002      2001      2000         1999          1999
THROUGHOUT THE PERIOD:                    -------   -------   -------   -------   ------------   -----------
Net asset value, beginning of period....  $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $  1.00
                                          -------   -------   -------   -------     -------        -------
 Net investment income(A)...............     0.01      0.01      0.04      0.06        0.01           0.04
 Less dividends from net investment
   income...............................    (0.01)    (0.01)    (0.04)    (0.06)      (0.01)         (0.04)
                                          -------   -------   -------   -------     -------        -------
Net asset value, end of period..........  $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $  1.00
                                          =======   =======   =======   =======     =======        =======
Total return............................     0.47%     1.06%     3.72%     5.93%       0.87%(B)       4.50%
                                          =======   =======   =======   =======     =======        =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $12,126   $19,636   $17,798   $18,400     $29,407        $34,059
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................     0.77%     0.79%     0.62%     0.62%       0.62%          0.62%
   Net investment income................     0.46%     1.06%     3.66%     5.72%       5.17%          4.41%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................       --      0.01%     0.08%     0.26%       0.16%          0.10%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the U.S. Government Money Market Portfolio of the AMR Investment Services Trust.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                                MUNICIPAL MONEY MARKET
                                                              MILEAGE FUND-MILEAGE CLASS
                                          ------------------------------------------------------------------
                                                                                   TWO MONTHS
                                                 YEAR ENDED DECEMBER 31,             ENDED       YEAR ENDED
                                          -------------------------------------   DECEMBER 31,   OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003      2002      2001      2000         1999          1999
THROUGHOUT THE PERIOD:                    -------   -------   -------   -------   ------------   -----------
Net asset value, beginning of period....  $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $  1.00
                                          -------   -------   -------   -------     -------        -------
 Net investment income(A)...............     0.01      0.01      0.02      0.04        0.01           0.03
 Less dividends from net investment
   income...............................    (0.01)    (0.01)    (0.02)    (0.04)      (0.01)         (0.03)
                                          -------   -------   -------   -------     -------        -------
Net asset value, end of period..........  $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $  1.00
                                          =======   =======   =======   =======     =======        =======
Total return............................     0.57%     0.77%     2.17%     3.63%       0.55%(B)       2.69%
                                          =======   =======   =======   =======     =======        =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $25,532   $24,911   $25,792   $28,971     $28,693        $28,338
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................     0.59%     0.74%     0.65%     0.61%       0.57%          0.64%
   Net investment income................     0.57%     0.77%     2.15%     3.58%       3.27%          2.64%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................       --      0.05%     0.13%     0.01%         --           0.08%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Municipal Money Market Portfolio of the AMR Investment Services Trust.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

530093
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Funds' Annual and Semi-Annual Reports list each Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.
 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:



        (TELEPHONE GRAPHIC)                   (MAILBOX GRAPHIC)
           BY TELEPHONE:                          BY MAIL:
        Call (800) 388-3344                 American Beacon Funds
                                       4151 Amon Carter Blvd., MD 2450
                                            Fort Worth, TX 76155

        (KEYBOARD GRAPHIC)                     (MOUSE GRAPHIC)
            BY E-MAIL:                        ON THE INTERNET:
american _ aadvantage.funds@aa.com          Visit our website at
                                               www.aafunds.com
                                          Visit the SEC website at
                                                 www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:


  CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
  STATE STREET BANK            BOSTON FINANCIAL             ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
    AND TRUST                    DATA SERVICES              Chicago, Illinois            Dallas, Texas
  Boston, Massachusetts        Kansas City, Missouri

                      (AMERICAN BEACON MILEAGE FUNDS LOGO)

           (FORMERLY KNOWN AS THE AMERICAN AADVANTAGE MILEAGE FUNDS)

                            SEC File Number 811-9018


American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund, and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation.





--------------------------------------------------------------------------------

Additional Information                                                Prospectus

       PLATINUM CLASS(SM)

         PRIVACY POLICY

         MARCH 1, 2005

           PROSPECTUS
            ENCLOSED


       (AMERICAN BEACON FUNDS LOGO)           - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)            - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

   (AMERICAN BEACON MILEAGE FUNDS LOGO)       - MONEY MARKET MILEAGE FUND
          (FORMERLY KNOWN AS THE
    AMERICAN AADVANTAGE MILEAGE FUNDS)        - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND




                                              Available through:
                                              (TD WATERHOUSE LOGO)
MANAGED BY AMERICAN BEACON ADVISORS, INC.     This page is not part of the Prospectus.



(LIGHTHOUSE LOGO)

        (AMERICAN BEACON FUNDS LOGO)              (AMERICAN BEACON MILEAGE FUNDS LOGO)
           (FORMERLY KNOWN AS THE                        (FORMERLY KNOWN AS THE
         AMERICAN AADVANTAGE FUNDS)                AMERICAN AADVANTAGE MILEAGE FUNDS)


                                 PRIVACY POLICY


The American Beacon Funds and the American Beacon Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.


We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

       PLATINUM CLASS(SM)

           PROSPECTUS

         MARCH 1, 2005



       (AMERICAN BEACON FUNDS LOGO)           - MONEY MARKET FUND
          (FORMERLY KNOWN AS THE
        AMERICAN AADVANTAGE FUNDS)            - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

   (AMERICAN BEACON MILEAGE FUNDS LOGO)       - MONEY MARKET MILEAGE FUND
          (FORMERLY KNOWN AS THE
    AMERICAN AADVANTAGE MILEAGE FUNDS)        - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND




                                              Available through:
                                              (TD WATERHOUSE LOGO)
                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
MANAGED BY AMERICAN BEACON ADVISORS, INC.     criminal offense.



(LIGHTHOUSE LOGO)

     TABLE OF CONTENTS
--------------------------


    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    7
    Investor Profile............................................    8
    Historical Performance......................................    8
    Fees and Expenses...........................................   15
    Examples....................................................   16
    Portfolio Holdings..........................................   16
    The Manager.................................................   16
    Valuation of Shares.........................................   17
    About Your Investment
    Purchase and Redemption of Shares...........................   18
    Frequent Purchases and Redemptions..........................   22
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Fund Shares.................................   26
    Master-Feeder Structure.....................................   26
    Portfolio Holdings..........................................   27
    Financial Highlights........................................   28
    Additional Information...............................  Back Cover




--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW

-------- The American Beacon Funds (the "Beacon Funds") and the American Beacon Mileage Funds (the "Mileage Funds") are managed by American Beacon Advisors, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Beacon Funds were formerly known as the American AAdvantage Funds, and the Mileage Funds were formerly known as the American AAdvantage Mileage Funds. The Manager is the sole investment adviser to the funds in this Prospectus.



                             The Beacon Funds and Mileage Funds in this
                             Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the American Beacon Master Trust (the "Master Trust"), formerly known as the AMR Investment Services Trust, that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Taxable Funds")
-----------------------------------------

American Beacon Money Market Fund


American Beacon Money Market Mileage Fund


Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------

American Beacon Municipal Money Market Fund


American Beacon Municipal Money Market Mileage Fund


U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------

American Beacon U.S. Government Money Market Fund


American Beacon U.S. Government Money Market Mileage Fund

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
--------------------            a stable price of $1.00 per share.
(All Funds)


PRINCIPAL STRATEGIES            Each Taxable Fund invests exclusively in high
--------------------            quality variable or fixed rate, U.S.
(Taxable Funds)                 dollar-denominated short-term money market
                                instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S.
                                Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities;
                                and repurchase agreements involving the
                                foregoing obligations.

                                Each Taxable Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by
                                  two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
                                - rated in the highest short-term category by
                                  one rating organization if the securities are rated only by one rating organization, or




--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.


                             Each Taxable Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Taxable Fund may not maintain this concentration.


                             Securities purchased by each Taxable Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Taxable Fund will not exceed 90 days.


(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Municipal Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities
                             (although not necessarily backed by the full faith and credit of the U.S. Government); secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.


                             Each Municipal Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Municipal Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Municipal Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.

                             Ordinarily, each Government Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. Each Government Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

                             Securities purchased by each Government Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Government Fund will not exceed 90 days.

                             Each Government Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If a Government Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there
(All Funds)                    is risk that a decline in short-term interest
                               rates would lower its yield and the overall return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


(Taxable Funds)              - Because the Taxable Funds concentrate their
                               assets in financial services companies, factors affecting those companies could have a significant impact on the performance of the Taxable Funds.



                             - The yield paid by each Taxable Fund may be
                               affected by the Manager's decisions regarding the Taxable Funds' average dollar-weighted maturity. If the Manager sets the Taxable Funds' maturity target in a manner that does not correlate with the movement of


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds
                               interest rate trends, a Taxable Fund's yield could be less than other money market funds.



INVESTOR PROFILE             All of the Funds may be suitable for investors
--------------------         who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,


                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.


(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage program.


HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Neither the bar charts nor the performance tables that follow are intended to indicate how the Funds will perform in the future. You may call 1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

(American Beacon
Money Market Fund(R))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  5.93%
96..........................................................  4.77%
97..........................................................  4.90%
98..........................................................  4.82%
99..........................................................  4.41%
00..........................................................  5.69%
01..........................................................  3.45%
02..........................................................  0.98%
03..........................................................  0.25%
04..........................................................



Highest Quarterly Return:               1.52%
  (1/1/95 through 12/31/04)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.03%
  (1/1/95 through 12/31/04)       (4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  X.XX%      X.XX%      X.XX%



(American Beacon
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the Master Trust. The



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds
                             performance results through October 31, 1995 are for the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.67%
96..........................................................    4.65%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%
02..........................................................    0.81%
03..........................................................    0.12%
04..........................................................



Highest Quarterly Return:             1.45%
  (1/1/95 through 12/31/04)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.01%
  (1/1/95 through 12/31/04)  (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

(American Beacon
Municipal Money Market
Fund(sm))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  3.71%
96..........................................................  2.78%
97..........................................................  2.83%
98..........................................................  2.64%
99..........................................................  2.34%
00..........................................................  3.21%
01..........................................................  1.82%
02..........................................................  0.51%
03..........................................................  0.20%
04..........................................................



Highest Quarterly Return:            1.00%
  (1/1/95 through 12/31/04)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.03%
  (1/1/95 through 12/31/04)    (3rd Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET FUND................................  X.XX%      X.XX%      X.XX%



(American Beacon
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the Master Trust. The performance results from inception



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds
                             through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................  3.48%
96..........................................................  3.09%
97..........................................................  3.23%
98..........................................................  3.06%
99..........................................................  2.69%
00..........................................................  3.05%
01..........................................................  1.72%
02..........................................................  0.35%
03..........................................................  0.07%
04..........................................................



Highest Quarterly Return:               0.91%
  (1/1/95 through 12/31/04)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.01%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  X.XX%      X.XX%      X.XX%




--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

(American Beacon
U.S. Government Money
Market Fund(sm))

                             The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%
02..........................................................    0.90%
03..........................................................    0.24%
04..........................................................



Highest Quarterly Return:            1.44%
  (1/1/95 through 12/31/04)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.03%
  (1/1/95 through 12/31/04)    (4th Quarter 2003)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           -----------------------------
                                                                  AS OF 12/31/04
                                                           -----------------------------
                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND........................  X.XX%      X.XX%      X.XX%



(American Beacon
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the Master Trust. The performance results through Octo-



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds
                             ber 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2004 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%
02..........................................................    0.69%
03..........................................................    0.09%
04..........................................................



Highest Quarterly Return:               1.42%
  (1/1/95 through 12/31/04)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.01%
  (1/1/95 through 12/31/04)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/04
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................   X.XX%     X.XX%       X.XX%



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio of the Master Trust.


                                                                                                U.S.
                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                     ------   -------   ---------   ---------   ----------   ----------
Management Fees....................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................  0.74%     0.81%      1.00%       0.87%       0.85%        0.96%
                                     -----     -----      -----       -----       -----        -----
Total Annual Fund Operating
  Expenses.........................  1.09%     1.16%      1.35%       1.22%       1.20%        1.31%
                                     =====     =====      =====       =====       =====        =====
Fee Waiver and/or Expense
  Reimbursement....................   0.10(1)     --      0.36%(1)    0.02%(2)    0.21%(1)     0.11%(2)
Net Expenses.......................  0.99%     1.16%      0.99%       1.20%       0.99%        1.20%


(1) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2005 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%.



(2) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2005 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.20%.




--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market*...........................   $101     $337      $591      $1,320
                              Money Market Mileage....................   $118     $368      $638      $1,409
                              Municipal Money Market*.................   $101     $392      $705      $1,593
                              Municipal Money Market Mileage*.........   $122     $385      $668      $1,476
                              U.S. Government Money Market*...........   $101     $360      $639      $1,436
                              U.S. Government Money Market Mileage*...   $122     $404      $708      $1,569


                             * The Manager has contractually agreed to waive
                               fees only through December 31, 2005. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.



PORTFOLIO HOLDINGS
------------------           A description of the Fund's policies and procedures
                             regarding the disclosure of portfolio holdings is available in the Fund's Statement of Additional
                             Information, a free copy of which may be requested by calling 1-800-658-5811.



THE MANAGER
-----------                  The Funds have retained American Beacon Advisors,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. Prior to March 1, 2005, the Manager's name was AMR Investment Services, Inc. As of
                             December 31, 2004, the Manager had approximately
                             $xx.x billion of assets under management, including approximately $xx.x billion under active management and $xx.x billion as named fiduciary or financial adviser.



--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             Approximately $xx.x billion of the Manager's total assets under management were related to AMR Corporation.


                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Beacon Funds, the Mileage Funds and the Master Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is


--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds
                             designed to enable the Fund to maintain a stable NAV of $1.00 per share.


                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------


Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.



Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 934-4448.


                             To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your financial



--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus
                             institution will ask for your name, address, date of birth, and other information that will allow it to identify you. Your financial institution is required by law to reject your new account application if the required identifying information is not provided.

                             Complete the application, sign it and:

                                                  Mail to:
                                    TD Waterhouse Investor Services, Inc.
                                              Customer Service
                                               100 Wall Street
                                             New York, NY 10005

Purchase Policies            Shares of the Funds are offered and purchase orders
                             are typically accepted until the deadlines listed below on each day on which the Exchange is open for business. In addition, a Fund may, at its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE ORDER DEADLINE
                               FUND                                     (EASTERN TIME)*
                               ----                                 -----------------------
                               Taxable and
                                 Government Funds                          5:00 p.m.
                               Municipal Funds                            11:45 a.m.



                                   *or such other time as may be designated by the Fund

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. No sales charges are assessed on the purchase or sale of Fund shares.

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The


--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment
                             redemption price will be the NAV next determined after a redemption request is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by the deadlines listed below or by the close of the Exchange (whichever comes first).



                                                                       REDEMPTION
                                                                    REQUEST DEADLINE
                               FUND                                  (EASTERN TIME)
                               ----                                 ----------------
                               Taxable and
                                 Government Funds                       3:00 p.m.
                               Municipal Funds                         11:45 a.m.






                             Wire proceeds from requests received by the above deadlines are generally transmitted to shareholders on the same day. In any event, proceeds from a redemption request for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.


                             The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                             Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

General Policies             If a shareholder's account balance in any Fund
                             falls below $1,000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

                             The following policies apply to instructions you may provide to the Funds by telephone:

                             - The Funds, their officers, trustees, employees,
                               or agents are not responsible for the
                               authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                             - The Funds employ procedures reasonably designed
                               to confirm that instructions communicated by telephone are genuine.

                             - Due to the volume of calls or other unusual
                               circumstances, telephone redemptions may be difficult to implement during certain time periods.

                             The Funds reserve the right to:

                             - liquidate a shareholder's account at the current
                               day's NAV and remit proceeds via check if the financial institution is unable to verify the shareholder's identity within three business days of account opening,

                             - modify or terminate the exchange privilege at any
                               time, and

                             - seek reimbursement from the shareholder for any
                               related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

                             Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment
                             with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


FREQUENT PURCHASES AND
REDEMPTIONS
-----------------------      Funds are intended to serve as short-term
                             investment vehicles providing daily liquidity to shareholders. The Manager attempts to maintain sufficient liquidity for each Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing a Fund to underperform other similar money market funds.


DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obliga-

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus
                             tions of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.


                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Funds.


AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain free upgrades and travel awards on American Airlines(R) and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations.
                             For more information about the AAdvantage program, call American Airlines at (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                             For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their



--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment
                             own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                             The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to Mileage Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things,
                             (i) withdraw, limit, modify, or cancel any award;
                             (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government reg-

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                             ulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.



--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

ADDITIONAL INFORMATION
----------------------
DISTRIBUTION OF
FUND SHARES
---------------              The Beacon Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.


MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       (MASTER-FEEDER STRUCTURE GRAPH)

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


PORTFOLIO HOLDINGS
-----------------------      A complete listing of holdings for each Fund's
                             corresponding portfolio is made available on the Funds' website on a monthly basis. The holdings information is generally posted to the website approximately thirty days after the end of each month and remains available for six months. To access holdings information, click on Funds Info at www.aafunds.com and select Portfolio Holdings under the Fund's name.



--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions).
                             Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

                                                                            MONEY MARKET FUND
                                        -----------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                        -----------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                      YEAR ENDED DECEMBER 31,                         ENDED           YEAR ENDED
                                        ----------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                  2003           2002           2001           2000             1999              1999
THROUGHOUT THE PERIOD:                  -------       --------       --------       --------       ------------       -----------
Net asset value, beginning of
 period...............................  $  1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                        -------       --------       --------       --------         --------          --------
 Net investment income(A).............       --(C)        0.01           0.03           0.06             0.01              0.04
 Less dividends from net investment
   income.............................       --(C)       (0.01)         (0.03)         (0.06)           (0.01)            (0.04)
                                        -------       --------       --------       --------         --------          --------
Net asset value, end of period........  $  1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                        =======       ========       ========       ========         ========          ========
Total return..........................     0.25%          0.98%          3.45%          5.69%            0.82%(B)          4.33%
                                        =======       ========       ========       ========         ========          ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).........................  $48,920       $913,240       $868,395       $800,196         $866,041          $841,653
 Ratios to average net assets
   (annualized)(A):
   Expenses...........................     0.96%          0.93%          0.93%          0.97%            1.00%             0.97%
   Net investment income..............     0.38%          0.97%          3.36%          5.54%            4.87%             4.24%
   Decrease reflected in above expense
     ratio due to absorption of
     expenses by the Manager..........     0.13%          0.01%            --             --               --                --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                       MONEY MARKET MILEAGE FUND
                                       ------------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                       ------------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                      YEAR ENDED DECEMBER 31,                         ENDED           YEAR ENDED
                                       -----------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                  2003           2002           2001           2000             1999              1999
THROUGHOUT THE PERIOD:                 --------       --------       --------       --------       ------------       -----------
Net asset value, beginning of
 period..............................  $   1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                       --------       --------       --------       --------         --------          --------
 Net investment income(A)............        --(C)        0.01           0.03           0.05             0.01              0.04
 Less dividends from net investment
   income............................        --(C)       (0.01)         (0.03)         (0.05)           (0.01)            (0.04)
                                       --------       --------       --------       --------         --------          --------
Net asset value, end of period.......  $   1.00       $   1.00       $   1.00       $   1.00         $   1.00          $   1.00
                                       ========       ========       ========       ========         ========          ========
Total return.........................      0.12%          0.81%          3.32%          5.57%            0.80%(B)          4.22%
                                       ========       ========       ========       ========         ========          ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................  $431,524       $554,242       $678,026       $643,693         $442,218          $342,192
 Ratios to average net assets
   (annualized)(A):
   Expenses..........................      1.12%          1.10%          1.06%          1.08%            1.09%             1.09%
   Net investment income.............      0.13%          0.82%          3.26%          5.46%            4.80%             4.17%
   Decrease reflected in above
     expense ratio due to absorption
     of expenses by the Manager......      0.04%            --             --             --             0.01%               --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                         MUNICIPAL MONEY MARKET FUND
                                            -------------------------------------------------------------------------------------
                                                                               PLATINUM CLASS
                                            -------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                        YEAR ENDED DECEMBER 31,                       ENDED           YEAR ENDED
                                            ------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                      2003         2002          2001          2000             1999              1999
THROUGHOUT THE PERIOD:                      ------       -------       -------       -------       ------------       -----------
Net asset value, beginning of period......  $ 1.00       $  1.00       $  1.00       $  1.00         $  1.00            $  1.00
                                            ------       -------       -------       -------         -------            -------
 Net investment income(A).................      --(C)         --          0.02          0.03            0.01               0.02
 Less dividends from net investment
   income.................................      --(C)         --         (0.02)        (0.03)          (0.01)             (0.02)
                                            ------       -------       -------       -------         -------            -------
Net asset value, end of period............  $ 1.00       $  1.00       $  1.00       $  1.00         $  1.00            $  1.00
                                            ======       =======       =======       =======         =======            =======
Total return..............................    0.20%         0.51%         1.82%         3.21%           0.47%(B)           2.27%
                                            ======       =======       =======       =======         =======            =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).............................  $3,271       $71,132       $59,427       $89,602         $76,076            $81,118
 Ratios to average net assets
   (annualized)(A):
   Expenses...............................    1.01%         0.99%         1.00%         1.02%           1.05%              1.04%
   Net investment income..................    0.21%         0.52%         1.87%         3.17%           2.77%              2.24%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.......................    0.34%         0.02%           --            --            0.03%              0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                        MUNICIPAL MONEY MARKET MILEAGE FUND
                                          ----------------------------------------------------------------
                                                                 PLATINUM CLASS(B)
                                          ----------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,              TWO MONTHS ENDED
                                          ---------------------------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                    2003         2002         2001         2000          1999
THROUGHOUT THE PERIOD:                    ------       ------       ------       ------   ----------------
Net asset value, beginning of period....  $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ------       ------       ------       ------        ------
  Net investment income(A)..............      --(D)        --(D)      0.02         0.03          0.01
  Less dividends from net investment
    income..............................      --(D)        --(D)     (0.02)       (0.03)        (0.01)
                                          ------       ------       ------       ------        ------
Net asset value, end of period..........  $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ======       ======       ======       ======        ======
Total return............................    0.07%        0.35%        1.72%        3.05%         0.45%(C)
                                          ======       ======       ======       ======        ======
Ratios and supplemental data:
  Net assets, end of period (in
    thousands)..........................  $7,898       $7,517       $8,464       $7,889        $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses............................    1.09%        1.16%        1.10%        1.10%         1.10%
    Net investment income...............    0.07%        0.34%        1.72%        3.29%         2.74%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by the Manager...........    0.13%        0.07%        0.13%        0.06%         0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

(D) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                                                                    TWO MONTHS
                                                       YEAR ENDED DECEMBER 31,                        ENDED           YEAR ENDED
                                          --------------------------------------------------       DECEMBER 31,       OCTOBER 31,
FOR A SHARE OUTSTANDING                    2003          2002           2001          2000             1999              1999
THROUGHOUT THE PERIOD:                    ------       --------       --------       -------       ------------       -----------
Net asset value, beginning of period....  $ 1.00       $   1.00       $   1.00       $  1.00         $  1.00            $  1.00
                                          ------       --------       --------       -------         -------            -------
 Net investment income(A)...............      --(C)        0.01           0.03          0.05            0.01               0.04
 Less dividends from net investment
   income...............................      --(C)       (0.01)         (0.03)        (0.05)          (0.01)             (0.04)
                                          ------       --------       --------       -------         -------            -------
Net asset value, end of period..........  $ 1.00       $   1.00       $   1.00       $  1.00         $  1.00            $  1.00
                                          ======       ========       ========       =======         =======            =======
Total return............................    0.24%          0.90%          3.37%         5.53%           0.80%(B)           4.09%
                                          ======       ========       ========       =======         =======            =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $6,752       $119,833       $112,670       $78,857         $78,585            $84,385
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................    1.00%          0.95%          0.95%         1.00%           1.02%              1.01%
   Net investment income................    0.31%          0.88%          3.20%         5.40%           4.77%              4.01%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................    0.20%          0.03%            --            --              --                 --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Not annualized.

(C) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                     U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
                                         ------------------------------------------------------------------
                                                                 PLATINUM CLASS(B)
                                         ------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,               TWO MONTHS ENDED
                                         -----------------------------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                   2003         2002         2001          2000           1999
THROUGHOUT THE PERIOD:                   ------       ------       -------       -------   ----------------
Net asset value, beginning of period...  $ 1.00       $ 1.00       $  1.00       $  1.00        $ 1.00
                                         ------       ------       -------       -------        ------
  Net investment income(A).............      --(D)      0.01          0.03          0.05          0.01
  Less dividends from net investment
    income.............................      --(D)     (0.01)        (0.03)        (0.05)        (0.01)
                                         ------       ------       -------       -------        ------
Net asset value, end of period.........  $ 1.00       $ 1.00       $  1.00       $  1.00        $ 1.00
                                         ======       ======       =======       =======        ======
Total return...........................    0.09%        0.69%         3.22%         5.47%         0.80%(C)
                                         ======       ======       =======       =======        ======
Ratios and supplemental data:
  Net assets, end of period (in
    thousands).........................  $4,681       $7,405       $16,903       $12,350        $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses...........................    1.14%        1.15%         1.10%         1.10%         1.10%
    Net investment income..............    0.09%        0.74%         3.11%         5.55%         4.69%
    Decrease reflected in above expense
      ratio due to absorption of
      expenses by the Manager..........    0.17%        0.06%         0.08%         0.14%         0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.

(D) Amount is less than $0.01 per share.


--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 934-4448 OR YOU MAY ACCESS THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS ON THE FUNDS' WEBSITE AT WWW.AAFUNDS.COM.


  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Funds' Annual and Semi-Annual      The SAI contains more details about
  Reports list the Funds' actual         the Funds and their investment
  investments as of the report's date.   policies. The SAI is incorporated in
  They also include a discussion by the  this Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Funds'      Securities and Exchange Commission
  performance. The report of the Funds'  (SEC).
  independent auditors is included in
  the Annual Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


          (TELEPHONE GRAPHIC)                        (MAILBOX GRAPHIC)
             BY TELEPHONE:                                BY MAIL:
          Call (800) 934-4448              TD Waterhouse Investor Services, Inc.
                                                      Customer Service
                                                      100 Wall Street
                                                     New York, NY 10005

           (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)
               BY E-MAIL:                             ON THE INTERNET:
   american _ aadvantage.funds@aa.com           Visit the Funds' website at
                                                      www.aafunds.com
                                               Visit TD Waterhouse's website
                                                  at www.tdwaterhouse.com
                                            Visit the SEC website at www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                               Available through
                       1-800-934-4448 - tdwaterhouse.com

                              (TD WATERHOUSE LOGO)


      (AMERICAN BEACON FUNDS LOGO)          (AMERICAN BEACON MILEAGE FUNDS LOGO)



         (FORMERLY KNOWN AS THE                    (FORMERLY KNOWN AS THE
       AMERICAN AADVANTAGE FUNDS)            AMERICAN AADVANTAGE MILEAGE FUNDS)
        SEC File Number 811-4984                  SEC File Number 811-9018



American Airlines, Inc. is not responsible for investments made in the American Beacon Funds or the American Beacon Mileage Funds. American Beacon Funds and American Beacon Mileage Funds are registered service marks of AMR Corporation. American Beacon Money Market Fund is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Municipal Money Market Fund, American Beacon U.S. Government Money Market Fund, American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund and American Beacon U.S. Government Money Market Mileage Fund are service marks of American Beacon Advisors, Inc. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation.




--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2005




            AMERICAN BEACON FUNDS(R)                                      AMERICAN BEACON MILEAGE FUNDS(R)
 (formerly known as American AAdvantage Funds)                  (formerly known as American AAdvantage Mileage Funds)

              CASH MANAGEMENT CLASS                                               MILEAGE CLASS(R)
                Money Market Fund                                             Money Market Mileage Fund
        U.S. Government Money Market Fund                                Municipal Money Market Mileage Fund
                                                                      U.S. Government Money Market Mileage Fund

                PLATINUM CLASS(sm)                                                PLATINUM CLASS(sm)
                Money Market Fund                                             Money Market Mileage Fund
           Municipal Money Market Fund                                   Municipal Money Market Mileage Fund
        U.S. Government Money Market Fund                             U.S. Government Money Market Mileage Fund

                                  (each individually, a "Fund" and collectively, the "Funds")



      This Statement of Additional Information ("SAI") should be read in conjunction with a Cash Management Class, a Platinum Class or a Mileage Class prospectus dated March 1, 2005 (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management or a Mileage Class Prospectus or (800) 967-9009 for a Platinum Class Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.



       The American AAdvantage Money Market Funds' and the American AAdvantage Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2004, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.


                                TABLE OF CONTENTS

Organization and History of the Funds.............................................  2
Non-Principal Investment Strategies and Risks.....................................  2
Investment Restrictions...........................................................  3
Disclosure of Portfolio Holdings..................................................  5
Trustees and Officers of the Trusts and the Master Trust..........................  6
Code of Ethics.................................................................... 12
Proxy Voting Policies............................................................. 12
Control Persons and 5% Shareholders............................................... 12
Management, Administrative and Distribution Services.............................. 13
Other Service Providers........................................................... 14
Portfolio Securities Transactions................................................. 15
Redemptions in Kind............................................................... 15
Net Asset Value................................................................... 15
Tax Information................................................................... 16
Description of the Trusts......................................................... 18
Other Information................................................................. 18
Appendix A: Proxy Voting Policy and Procedures for the Trusts.................... A-1

                      ORGANIZATION AND HISTORY OF THE FUNDS



         Each Fund is a separate investment portfolio of either the American Beacon Funds (the "Beacon Trust") or the American Beacon Mileage Funds (the "Mileage Trust"). The Beacon Trust and the Mileage Trust (collectively the "Trusts") are no-load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates only to the Cash Management and Platinum Classes of the Beacon Trust and the Mileage and Platinum Classes of the Mileage Trust.



         Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the American Beacon Master Trust (the "Master Trust"), a separate investment company managed by American Beacon Advisors, Inc. (the "Manager").



         Effective March 1, 2005, the names of the Funds, the Beacon Trust, the Mileage Trust, the Master Trust, and the Manager changed. The former and current names of each are listed below.



NAME PRIOR TO MARCH 1, 2005                                       NAME AS OF MARCH 1, 2005
---------------------------                                       ------------------------
American AAdvantage Money Market Fund                             American Beacon Money Market Fund
American AAdvantage Municipal Money Market Fund                   American Beacon Municipal Money Market Fund
American AAdvantage U.S. Government Money Market Fund             American Beacon U.S. Government Money Market Fund
American AAdvantage Money Market Mileage Fund                     American Beacon Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund           American Beacon Municipal Money Market Mileage Fund
American AAdvantage U.S. Government Money Market Mileage Fund     American Beacon U.S. Government Money Market Mileage Fund
American AAdvantage Funds                                         American Beacon Funds
American AAdvantage Mileage Funds                                 American Beacon Mileage Funds
AMR Investment Services Trust                                     American Beacon Master Trust
AMR Investment Services, Inc.                                     American Beacon Advisors, Inc.


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

       Each Fund may:

       1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

       2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").

       3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

       4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.


       5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees ("Master Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS


       Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:


             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.


       All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the Master Trust Board, it applies equally to each Fund and the Beacon Trust's Board of Trustees ("Beacon Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.



       In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Beacon Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.



No Portfolio of the Master Trust may:


       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.


       2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).


       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.


       4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with a Portfolio's investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.






       5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.



       6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.


       7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.


       8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Money Market Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries.



       The Money Market Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).



       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:


         1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin or effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).


       All Funds and Portfolios of the Master Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Gov't. Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.



                        DISCLOSURE OF PORTFOLIO HOLDINGS



         The Funds publicly disclose portfolio holdings information as follows:

         1. a complete list of holdings for each Fund on an annual and semi-annual basis in the reports to shareholders and publicly available filings with the SEC, including Forms N-Q and N-CSR; and

         2. a complete list of holdings for each Fund on a monthly basis on the Funds' website (www.aafunds.com); and

         3. top ten holdings for each Fund as of the end of each calendar quarter on the Funds' website (www.aafunds.com) and in sales materials.



       Occasionally, certain interested parties - including individual investors, institutional investors, intermediaries that distribute shares of the Funds, third-party service providers, rating and ranking organizations, and others - may request the Funds' portfolio holdings information on a more frequent basis. The Funds have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the "Holdings Policy"). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of holdings information for the Funds does not pose a significant risk of harm to shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Funds and their shareholders. However, there may be certain situations in which disclosure of Fund holdings would not be in the best interests of shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Funds under certain circumstances.



         Various firms, such as auditors, fund accountants, custodians, pricing services, securities lending agents, investment advisers, and proxy voting services, may require portfolio holdings information to provide services to the Funds. The Funds have determined that selective and complete disclosure of holdings information to such service providers fulfills a legitimate business purpose and is in the best interest of shareholders, as it allows the service providers to facilitate the day-to-day operations of the Funds. The Funds' contractual arrangements with these service providers subject them to a duty of confidentiality.



       The Funds have determined that selective and complete disclosure of holdings information to organizations that publish ratings and/or rankings of the Funds fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Funds in comparison to other mutual funds. The Funds have arrangements with the following rating and ranking organizations for disclosure of holdings and other related portfolio information. These organizations receive holdings information on a monthly or quarterly basis within one to five days after the end of the period.



Fidelity Strategic Advisers                   Morningstar
Lipper Analytical Services                    Standard & Poor's Ratings Services
Moody's Investors Service                     Thomson Financial



         For each of these arrangements, the Funds have received assurances that the information disclosed will be kept confidential and the recipients are subject to a duty not to trade on the nonpublic information. A member of the Manager's Compliance Department must approve any new arrangements to disclose Fund holdings to a rating and ranking organization.



            TRUSTEES AND OFFICERS OF THE TRUSTS AND THE MASTER TRUST



       The Beacon Board, the Mileage Board and the Master Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the Master Trust, the Beacon Trust, the Mileage Trust, and the American Beacon Select Funds.




                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

William F. Quinn** (57)          Trustee and President       President, American Beacon Advisors, Inc. (1986-Present);
                                 of Beacon Trust since       Chairman (1989-2003) and Director (1979-1986, 2003-Present),
                                    1987 and AMR and         American Airlines Federal Credit Union; Director, Crescent Real
                                  Mileage Trusts since       Estate Equities (1994-Present); Director, Pritchard, Hubble
                                          1995               & Herr, LLC (investmnet adviser) (2001-Present); Advisory
                                                             Director, Southern Methodist University Endowment Fund
                                                             (1996-Present); Member, Southern Methodist University Cox
                                                             School of Business Advisory Board (1999-2002); Member, New
                                                             York Stock Exchange Pension Manager Committee (1997-1998,
                                                             2000-2002); Chairman, Committee for the Investment of
                                                             Employee Benefits Defined Benefit Sub-Committee
                                                             (1982-Present); Director, United Way of Tarrant County
                                                             (1988-2000, 2004-Present); Trustee, American Beacon Select
                                                             Funds (1999-Present).

                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

Alan D. Feld** (68)                Trustee since 1996       Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                            (1960-Present); Director, Clear Channel Communications
                                                            (1984-Present); Trustee, CenterPoint Properties (1994-Present);
                                                            Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
                                          Term
                                Lifetime of Trust until
                                removal, resignation or
                                      retirement*

W. Humphrey Bogart (60)            Trustee since 2004        Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                             (1998-2003); Board Member, Baylor University Medical Center
                                                             Foundation (1992-Present); Trustee, American Beacon Select
                                                             Funds (2004-Present).


Brenda A. Cline (44)               Trustee since 2004        Vice President, Chief Financial Officer, Treasurer and Secretary,
301 Commerce Street                                          Kimbell Art Foundation (1993-Present); Trustee, Texas Christian
Suite 2240                                                   University (1999-Present); Trustee, W.I. Cook Foundation, Inc.
Fort Worth, Texas 76102                                      (d/b/a Cook Children's Health Foundation) (2001-Present); Trustee,
                                                             American Beacon Select Funds (2004-Present).

Richard A. Massman (61)            Trustee since 2004        Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                             (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American
                                                             Beacon Select Funds (2004-Present).

Stephen D. O'Sullivan (69)      Trustee of Beacon Trust      Consultant (1994-Present); Trustee, American Beacon Select
                                since 1987 and AMR and       Funds (1999-Present).
                               Mileage Trusts since 1995

R. Gerald Turner (59)              Trustee since 2001        President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                                     Director, ChemFirst (1986-2002); Director, J.C. Penney
Southern Methodist Univ.                                     Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                                          Preferred Capital Corp. (2001-2003); Director, Kronus
                                                             Worldwide Inc. (chemical manufacturing) (2003-Present);
                                                             Director, First Broadcasting Investment Partners, LLC
                                                             (2003-Present); Member, United Way of Dallas Board of
                                                             Directors; Member, Salvation Army of Dallas Board of
                                                             Directors; Member, Methodist Hospital Advisory Board;
                                                             Member, Knight Commission on Intercollegiate Athletics;
                                                             Trustee, American Beacon Select Funds (2001-Present).

Kneeland Youngblood (49)           Trustee since 1996        Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                                           equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                                   (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                                          (2001-Present); Member, Council on Foreign Relations
                                                             (1995-Present); Director, Just For the Kids (1995-2001);
                                                             Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                             Retirement System of Texas (1993-1999); Director, Starwood
                                                             Financial Trust (1998-2001); Trustee, St. Mark's School of
                                                             Texas (2002-Present); Trustee, American Beacon Select Funds
                                                             (1999-Present).

OFFICERS
                                          Term
                                        One Year

Brian E. Brett (44)                  VP since 2004        Vice President, Director of Sales, American Beacon Advisors, Inc.
                                                          (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                          (investment adviser) (1996-2004).

Nancy A. Eckl (42)                 VP of Beacon Trust     Vice President, Trust Investments, American Beacon Advisors, Inc.
                                 since 1990 and AMR and   (1990-Present).
                                  Mileage Trusts since
                                          1995


                                   POSITION, TERM OF
                                  OFFICE AND LENGTH OF
                                  TIME SERVED WITH EACH
NAME, AGE AND ADDRESS                    TRUST               PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
-------------------------       -----------------------      ---------------------------------------------------------------------
OFFICERS (CONTINUED)
                                          Term
                                        One Year

Michael W. Fields (51)             VP of Beacon Trust        Vice President, Fixed Income Investments, American Beacon Advisors,
                                 since 1989 and AMR and      Inc. (1988-Present).
                                  Mileage Trusts since
                                          1995

Barry Y. Greenberg (41)            VP since 1995 and         Vice President, Legal, Compliance and Administration, American
                                  Secretary since 2004       Beacon Advisors, Inc. (1995-Present); Director, Pritchard, Hubble &
                                                             Herr, LLC (investment adviser) (2004-Present).

Rebecca L. Harris (38)            Treasurer since 1995       Vice President, Finance, American Beacon Advisors, Inc.
                                                             (1995-Present).

John B. Roberson (46)              VP of Beacon Trust        Vice President, Client Relations & Special Projects, American Beacon
                                 since 1989 and AMR and      Advisors, Inc. (2004-Present); Vice President, Director of Sales,
                                  Mileage Trusts since       American Beacon Advisors, Inc. (1991-2004); Director, Pritchard,
                                          1995               Hubble & Herr, LLC (investment adviser) (2001-Present).


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.


** Mr. Quinn is deemed to be an "interested person" of the Beacon Trust, Mileage Trust and Master Trust, as defined by the 1940 Act, because of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the Beacon Trust and Master Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR and Beacon Trusts' sub-advisers.



         The Trusts have an Audit Committee, consisting of Ms. Cline and Messrs. Bogart, Feld, Massman, O'Sullivan, Turner, and Youngblood. With the exception of Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trusts' independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors,
4) to review the fees charged by the auditors for audit and non-audit services,
5) to investigate improprieties or suspected improprieties in Fund operations,
6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met once during the fiscal year ended December 31, 2004.



         The Trusts also have a Nominating Committee that is comprised of the non-interested Trustees and Mr. Feld. As set forth in its charter, the Nominating Committee's primary duties are to 1) evaluate the qualifications of potential Interested and Non-Interested Trustees, 2) establish policies and procedures for the review of shareholder-recommended nominees, 3) make recommendations to the full Board for membership on Board committees, and 4) review the Board's committee structure and duties. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Funds. The Nominating Committee met once during the fiscal year ended December 31, 2004.



         The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2004.




                                                                INTERESTED
                                                        QUINN                  FELD
                                                      ---------              --------
         MONEY MARKET
         MUNICIPAL MONEY MARKET
         U.S. GOV'T MONEY MARKET
           BEACON TRUST ON AN AGGREGATE BASIS
         MONEY MARKET MILEAGE
         MUNICIPAL MONEY MARKET MILEAGE
         U.S. GOV'T MONEY MARKET MILEAGE
           MILEAGE TRUST ON AN AGGREGATE BASIS

                                                                                 NON-INTERESTED

                                                Bogart         Cline         Massman      O'Sullivan      Turner        Youngblood
                                                ------         -----         -------      ----------      ------        ----------

MONEY MARKET
MUNICIPAL MONEY MARKET
U.S. GOV'T MONEY MARKET
  BEACON TRUST ON AN AGGREGATE BASIS
MONEY MARKET MILEAGE
MUNICIPAL MONEY MARKET MILEAGE
U.S. GOV'T MONEY MARKET MILEAGE
  MILEAGE TRUST ON AN AGGREGATE BASIS


         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.


         As compensation for their service to the Trusts, the American Beacon Select Funds (the "Select Funds") and the Master Trust, Mr. Feld and the Independent Trustees (other than Mr. O'Sullivan) and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts, the Select Funds and the Master Trust pay American Airlines, Inc. the flight service charges incurred for these travel arrangements. The Trusts, the Select Funds and the Master Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2004. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines, Inc.



                                                Aggregate        Pension or Retirement     Total Compensation From
                          Aggregate           Compensation        Benefits Accrued as      the Trusts, Select Funds
                      Compensation From         From the          Part of the Trusts'          and Master Trust
Name of Trustee       the Beacon Trust        Mileage Trust            Expenses                   (27 Funds)
---------------       ----------------        -------------      ---------------------     ------------------------

                                         INTERESTED TRUSTEES
William F. Quinn              $0                  $0                     $0                          $0
Alan D. Feld                  $                   $                      $0                          $

                                        NON-INTERESTED TRUSTEES
W. Humphrey Bogart*           $                   $                      $0                          $
Brenda A. Cline*              $                   $                      $0                          $
Ben Fortson**                 $                   $                      $0                          $
Richard A. Massman*           $                   $                      $0                          $
Stephen D. O'Sullivan         $                   $                      $0                          $
R. Gerald Turner              $                   $                      $0                          $
Kneeland Youngblood           $                   $                      $0                          $



*     Mr. Bogart, Ms. Cline and Mr. Massman were elected as Trustees in August
      2004.

** Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.



       The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds. Ben Fortson currently serves as Trustee Emeritus to the Trusts.

       During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines, Inc. annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

RENEWAL OF MANAGEMENT AGREEMENTS


         At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreements between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.


        The Trustees considered, among other materials, response by the Manager to inquiries requesting:

    o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

    o a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

    o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

    o a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

    o a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

    o an analysis of compensation, including fees paid for last five years, any proposed changes to the fee schedule and the effect of any fee waivers;

    o an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

    o a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

    o a description of trade allocation procedures among accounts managed by the Manager;

    o a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

    o information regarding the Manager's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;

    o   a description of the Manager's affiliation with any broker-dealer;

    o a discussion of any anticipated change in the Manager's controlling persons;

    o verification of the Manager's insurance coverage with regards to the services provided to the Funds;

    o a table comparing the performance of each Fund to comparable mutual funds and appropriate indices, including comments on each Fund's relative performance;

    o   an analysis of total Fund expenses versus comparable mutual funds;

    o an analysis of the Funds' investment advisory fees versus comparable mutual funds;

    o   a chart detailing asset levels by Fund for the past five years;

    o   an analysis of any material complaints received from Fund shareholders;

    o a description of the Manager's monitoring of excessive short-term trading or other improper trading activities shares of the Funds; and

    o   any ideas for the future growth and efficient operation of the Funds.

        Legal counsel also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MONEY MARKET FUNDS




ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MUNICIPAL MONEY MARKET FUNDS

ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUNDS




                                 CODE OF ETHICS


       The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.


                              PROXY VOTING POLICIES


       From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. Each Fund's proxy voting record for annual periods ended June 30 will be available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC's website.


                       CONTROL PERSONS AND 5% SHAREHOLDERS


       There were no entities or persons deemed to control any of the Funds by virtue of their beneficial ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2005. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The following persons owned 5% or more of the outstanding shares of a Fund or Class as of January 31, 2005:



                                                                             Cash Mgmt.
American Beacon Money Market Fund                           Total Fund          Class        Platinum Class
---------------------------------                           ----------       ----------      --------------
*Denotes record owner of Fund shares only



American Beacon Municipal Money Market Fund                  Total Fund      Platinum Class
-------------------------------------------                  ----------      --------------
*Denotes record owner of Fund shares only



                                                                             Cash Mgmt.
American Beacon U.S. Gov't Money Market Fund                 Total Fund         Class        Platinum Class
--------------------------------------------                 ----------      ----------      --------------
*Denotes record owner of Fund shares only



American Beacon Money Market Mileage Fund                    Total Fund      Mileage Class   Platinum Class
-----------------------------------------                    ----------      -------------   --------------
*Denotes record owner of Fund shares only



American Beacon Municipal Money Market Mileage Fund          Total Fund      Mileage Class   Platinum Class
---------------------------------------------------          ----------      -------------   --------------
*Denotes record owner of Fund shares only



American Beacon U.S. Gov't Money Market Mileage Fund         Total Fund      Mileage Class   Platinum Class
---------------------------------------------------          ----------      -------------   --------------
*Denotes record owner of Fund shares only

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES


       The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:


            o   complying with reporting requirements;

            o   corresponding with shareholders;

            o maintaining internal bookkeeping, accounting and auditing services and records; and

            o supervising the provision of services to the Trusts by third parties.

       Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.


       As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $9,652,000, $4,952,000, and $XXX. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.


       In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the last three fiscal years were approximately as follows. These amounts include payments by funds and classes of the AAdvantage and Mileage Trusts not included in this SAI, some of which are no longer operational.


                                Fiscal Years Ended December 31,
                          -------------------------------------------
                             2002            2003             2004
                          ----------      ----------       ----------
Beacon Trust              $7,858,000      $1,569,000       $
Mileage Trust             $4,563,000      $3,751,000       $



       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines(R) AAdvantage(R) travel award program miles ("AAdvantage Miles")(1). The Manager will receive these fees regardless of the amount of the


----------
(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

Manager's actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $1,871,000, $1,460,000 and
$XXX, respectively. During the fiscal years ended December 31, 2002, 2003 and 2004, the Manager waived distribution fees in the amount of approximately $36,500, $220,800 and $XXX, respectively. These amounts include payments by funds and classes of the Mileage Trust that are no longer operational.



       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of the Platinum Class of each Beacon Trust Fund for distribution-related services, including expenses relating to selling efforts of various broker-dealers, transfer agency fees and the preparation and distribution of Platinum Class advertising material and sales literature. The Manager will receive these fees regardless of the amount of the Manager's actual expenses related to distribution efforts on behalf of the Platinum Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Platinum Class. The Manager anticipates that the distribution plan will benefit shareholders by providing broader access to the Funds through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Funds. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2002, 2003 and 2004 were approximately $2,959,000, $311,000 and $XXX, respectively. During the fiscal years ended December 31, 2002 and 2003, the Manager waived distribution fees in the amount of approximately $195,100 and $193,000, respectively.


       The Cash Management and Platinum Classes have each adopted an Administrative Services Plan (collectively, the "Plans"). The Plans provide that each Fund's Cash Management Class will pay 0.07% and each Fund's Platinum Class will pay 0.55% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management and Platinum Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Cash Management and Platinum Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.


       The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Classes of the Funds in order to maintain competitive expense ratios for the Funds. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.



       Forum Fund Services, LLC, located at Two Portland Square, 1st Floor, Portland, Maine 04101, is the distributor and principal underwriter of the Funds' shares and, as such, receives a fee from the Manager for distributing shares of the Beacon and Mileage Trusts and the Select Funds.


                             OTHER SERVICE PROVIDERS


       The transfer agent for the Trust is State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the Master Trust and the Funds. The independent auditor for the Funds and the Master Trust is Ernst & Young LLP, located in Chicago, Illinois.

                        PORTFOLIO SECURITIES TRANSACTIONS


       In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. The Trusts do not allow the Manager or sub-advisers to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.


                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE


       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Master Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

      To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

      o degrees Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

      o degrees Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

      o degrees Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Tax Code ("Distribution Requirement").

       Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

       Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

       See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

       The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Funds, their net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Funds, their share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

       Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

       If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

       Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.

       Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the

Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.



                            DESCRIPTION OF THE TRUSTS


       The Beacon Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business.


       The Cash Management Class was created for institutional investors. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $10 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trusts' Board of Trustees. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.


                                OTHER INFORMATION

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.


       Interfund Lending-Pursuant to an order issued by the SEC, the Funds may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.



       The credit facility will enhance the ability of the Funds to earn higher rates of interest on their short-term lending.


       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.


       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Master Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Master Trust Board to vote proxies.


       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Master Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.


       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Master Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

           (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

           (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

           (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

           (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the Master Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the Master Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.


       Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

       The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

       Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

       Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Master Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Master Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.


       The Master Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.


       Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities-U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.


       When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.



       Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                                                                      APPENDIX A

                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS

                          AMR INVESTMENT SERVICES TRUST
                            AMERICAN AADVANTAGE FUNDS
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        AMERICAN AADVANTAGE SELECT FUNDS
                       PROXY VOTING POLICY AND PROCEDURES


                          LAST AMENDED AUGUST 18, 2003

PREFACE

         Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the AMR Investment Services Trust and shareholders of the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

         The Funds are managed by AMR Investment Services, Inc. (the "Manager"). The Funds' Boards of Trustees have authorized the Manager to direct the Funds' custodian (the "Custodian") as to the voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved of by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

         For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES

         1. VOTING - The Funds follow a two-tiered approach to determine how to vote proxies. First, the Manager recognizes that a company's management has the responsibility for day-to-day operations and is usually in the best position to make recommendations regarding proxy proposals. Thus, the Custodian has been instructed by the Manager to vote with management's recommendations, unless it is notified to vote otherwise by the Manager in writing.

         Second, each Subadviser is responsible for evaluating proxy proposals related to securities held in the Domestic Fund(s) under their supervision and for determining whether the proxy should be voted with or against management's recommendation. A Subadviser shall rely on its own proxy voting policy for such evaluation determinations. If a Subadviser concludes that it will recommend voting against management's recommendation, the Subadviser will communicate its conclusion to the Manager in detail along with its proposed voting position.

         The assets of each Domestic Fund are allocated across multiple Subadvisers, and one Subadviser may reach a different conclusion with respect to the same proxy proposal for a security. As a result, the Manager has implemented the foregoing arrangement with the goal of voting all shares subject to the same proxy held by the Fund in the same direction (i.e. either for or against).

         Once the matter has been brought to the attention of the Manager, the Manager will conduct its analysis of the proxy proposal, which will include: (1) discussing the issue with any other Subadvisers holding the same security to determine their recommended voting position; (2) determining whether the Subadviser's recommendation could have been influenced by a potential conflict of interest; and (3) in some cases, consulting

                                                                      APPENDIX A

with a proxy voting service retained to assist in the objective review of proxy proposals. As part of its analysis, the Manager will follow the guidelines set forth in Domestic Funds - Policies below.

         Issues requiring analysis on a case-by-case basis will be voted according to the Subadviser's recommendation when the Funds owns less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

         2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If a Subadviser recommends voting against management's recommendation for a particular proposal, the Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

              a. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the Board of Trustees' recommendations in the proxy statement.

              b. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

              The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              c. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

     DOMESTIC FUNDS - POLICIES

         1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation or organization. Traditionally, these include:

              A.  Location of annual meeting

              B.  Employee stock purchase plan

              C.  Appointment of auditors

                                                                      APPENDIX A

              D.  Corporate strategy

              E.  Director compensation

              F.  Director indemnification and liability protection

              G.  Reincorporation

              H.  Change of Corporate Form

         The Funds' policy is to SUPPORT management on these types of routine proposals but care must be exercised that each vote is weighed on its own merits. All situations will be viewed individually and independently with the focus on the financial interest of shareholders.

         2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interest of the Funds' shareholders will be the only consideration for investment decisions.

         3. SHAREHOLDER EQUALITY PROPOSALS - Issues that discriminate against other shareholders with the intention of reducing the value of the shareholders' stake will NOT BE SUPPORTED. Non-discriminatory proposals include:

              A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

              B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be supported.

         4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interests of Funds' shareholders.

         Various factors will contribute in the decision-making process assessing the financial interests of the Funds' shareholders. However, consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the majority of the board is independent, support should be for the board's recommendations. In addition, for proxies issued by registered investment companies ("RICs"), reference will be made to the Investment Company Institute's Report of the Advisory Group on Best Practices for Fund Directors ("ICI Best Practices") and any relevant SEC staff interpretations for guidance. However, all situations will be reviewed on a case-by-case basis.

         Management's record, strategy and tenure will contribute to the decision-making process. The tendency will be to side with management if, in the past, it has shown the ability to maximize company performance and thus, shareholder wealth, over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

         Finally, decisions on non-routine proposals may be based on the sponsor of the proposal, percentage of ownership in the company and/or other relevant factors. Again, all situations will be reviewed on a case-by-case basis with the focus on the financial interest of the Funds' shareholders.
..
         The following are some specific issues that might directly impact the financial interest of the Funds' shareholders.

              A.  BOARD OF DIRECTORS

                  a. UNCONTESTED ELECTIONS - Uncontested candidates will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT management's slate during uncontested elections, particularly if independent. The company is the best judge of who is able and available to serve, and who will work well together.

                  b. CONTESTED ELECTIONS - Contested candidates will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side. For RICs, the board's

                                                                      APPENDIX A

proportion of independent directors and how each candidate would affect this proportion if elected will be considered. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  c. INDEPENDENT COMPENSATION COMMITTEE - An independent committee will best represent shareholder interests and guard against conflicts of interest in executive pay decisions. An independent committee will have no financial interest in the outcome.

                  All situations regarding independent compensation committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent compensation committees.

                  d. INDEPENDENT NOMINATING COMMITTEE - Proponents contend that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgements. Independent directors selected by CEOs, even if they have no affiliations with the company, may feel obligated to side with the CEO.

                  Opponents contend that CEOs depend on outside directors for advice and support, and therefore must be involved in the decision-making process to ensure they can work comfortably together. Additionally, questions arise over the appropriateness of independent directors deciding on the composition and structure of the board, rather than individuals associated with the company.

                  All situations regarding independent nominating committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent nominating committees.

                  e. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. Proponents contend that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy. Long-term company value depends on continuity and stability in governance, which classified boards provide.

                  Opponents contend that an annual election of directors increases accountability and responsiveness of directors to all the varying interests on the board and thus contributes to sound corporate governance. Secondly, shareholders would be deprived of takeover premiums. A potential acquirer, needing 2 years to gain a majority position on the board, may refrain from even attempting to win control. Therefore, this barrier to control depreciates the value of the company.

                  All situations will be viewed individually and independently but the Funds' policy is to SUPPORT classified boards. Staggered boards provide continuity, stability and experience which are crucial when evaluating company issues.

                  f. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. Proponents contend it would increase minority representation on the board.

                  Opponents contend that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

                  g. INDEPENDENT BOARDS - Proponents contend independent boards will permit clear and independent decision making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests unlike company executives or other insiders. As defined by the NYSE Corporate Accountability and Listing Standards Committee, an "independent director" is an individual who has had no personal or business relationship with management. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  Opponents contend that directors are selected on quality and their goal must be to achieve the best overall results for the company. Additionally, inside directors have intimate knowledge of the company that

                                                                      APPENDIX A


will be beneficial during discussions of the company's long-term interests. A January 1991 study by institutional voting research service showed no correlation between independent boards and financial performance.

                  All situations regarding independent boards will be evaluated on a case-by-case basis. The Funds' policy is to generally SUPPORT independent boards, although this policy should not be deemed to prevent support for boards in which management holds one board seat, or a small percentage of seats in the case of very large boards. Evaluation will be based on the performance, effectiveness and level of independence of the board of directors. The board's performance and effectiveness will be determined through reference to the company's long-term performance.

                  h. BOARD DIVERSITY (INCLUSIVENESS) - Proponents are pressuring companies to make greater efforts to seek out qualified women and minority candidates for director seats, since women and minorities are poorly represented on corporate boards.

                  Opponents contend that it is the duty of all directors to serve all the corporation's constituents.

                  All situations regarding board diversity will be evaluated on a CASE-BY-CASE basis and will consider the availability of qualified women and minorities.

                  i. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

                  Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively uncommon in the U.S.

                  All situations regarding separate chairman, CEO positions will be evaluated on a CASE-BY-CASE basis, taking into consideration the success of the CEO in implementing a business plan.

                  j. LEAD DIRECTOR - Election of a lead director has become an alternative to the separate chairman, CEO provision. Proponents contend that a lead director will lead the independent directors in evaluating and enhancing the performance of the board. Elected by the independent members of the board, the lead director would be responsible for coordinating the evaluation by the independent directors of the board's performance and the contribution of each board member.

                  Opponents contend companies have traditionally had one leader. With one leader, there is no question with respect to decision making. A lead director may prove cumbersome and factions may develop, thereby not providing the company with quick, efficient decision-making capabilities during crisis periods.

                  All situations regarding lead directors will be evaluated on a CASE-BY-CASE basis.

                  k. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - Proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

                  Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate less-than-wealthy candidates who may not be able to meet the minimum investment.

                  All situations regarding minimum fund ownership by a RIC's directors will be evaluated on a CASE-BY-CASE basis. Although all situations regarding minimum stock ownership by corporate directors will also be evaluated on a case-by-case basis, the Funds generally will NOT SUPPORT proposals for minimum stock ownership by corporate directors.

                                                                      APPENDIX A


              B.  EXECUTIVE / DIRECTOR COMPENSATION

                  a. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - Proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

                  Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily reachable incentive goals may not provide the necessary incentive for management.

                  Generally, if the board is independent and if the company has performed well over the previous 3-5 year period, the Funds will support these plans. However, due to the complexity of incentive/stock option plans, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Among the criteria that might be used:

                  o     Dilution in excess of the company's peer group

                  o     Performance benchmarks

                  o     Overall executive compensation levels

                  o     Reasonableness test

                  o     Participation

                  o     Exercise and payment terms

                  o     Repricing/replacing underwater options

                  b. DISCOUNTED STOCK OPTIONS - Discounted stock options are options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.

                  Opponents criticize "in-the-money" options, as they do not give management much incentive to increase share value, while the purpose of granting stock options should be to align executives' interests with those of the shareholders.

                  All situations will be viewed individually and independently but the Funds generally will NOT SUPPORT discounted stock option plans.

                  c. EXCHANGE OF UNDERWATER OPTIONS - Options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. Supporters contend options that have no chance of rising above water should be exchanged, as they fail to align management with shareholders. Additionally, the slump in the market price may be attributable to an industrywide or marketwide slump, rather than poor management.

                  Opponents contend that other shareholders have no such protection from falling stock prices and executives bear no risk if management is willing to bail them out when the stock price falls. Shareholders generally feel disgruntled, as they are not afforded the same downside risk protection as management.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT the exchange of underwater options, except in extraordinary cases involving market drops unrelated to company-specific performance.

                  d. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - Proponents propose to cap or cut pay relative to some benchmark (i.e. multiple of president's salary or average worker). Generally, past poor performance or alleged excesses in pay have led to this proposal.

                  Opponents contend that these proposals would hamper their abilities to attract and retain top-quality executives. Top employees would leave for higher-paying positions with competitors hampering the companies' long-term interests.

                                                                      APPENDIX A

                    All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain executives and align shareholder and management interests.


                  e. DISCLOSURE OF $100,000 EARNERS - Proponents contend that due to the complexity and variety of compensation plans it is extremely difficult to determine how and how much executives are paid. Proxy statement disclosures should allow shareholders to track trends in pay and compare pay packages across companies.

                  Opponents contend providing additional disclosure would provide no new meaningful information to shareholders and would put the companies at a competitive disadvantage.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT disclosure of $100,000 earners. Recent SEC changes in disclosure requirements create clear and comprehensible disclosure of executive compensation.

                  f. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance you will align management's interests with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.

                  Opponents contend that there is no set definition of "pay for performance." Without proper benchmarks that will not be affected by uncontrollable factors, management and shareholder interests will not be aligned. Linking pay to performance can also hurt shareholders by encouraging short-term thinking and manipulative recordkeeping.

                  All situations will be viewed individually and independently on a case-by-case basis; however, the Funds will generally SUPPORT proposals to link pay to performance.

                  g. GOLDEN PARACHUTE PROVISIONS - Golden parachutes provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as it aids in the attraction and retention of managers.

                  However, opponents contend the existence of these provisions can discourage takeover attempts as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

                  Due to the complexity of golden parachutes, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, they are clearly an attempt to raise the cost to a third party of acquiring the company. Generally, if the board is independent and the company has a good performance record, the Funds will support golden parachute provisions. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.

                  h. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

                  Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

                                                                      APPENDIX A


                  Generally, the Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules. However, given past abuses relating to stock options, every situation will be reviewed on a CASE-BY-CASE basis.

              C.  RIC CONTRACTS AND POLICIES

                  a. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

                  b. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the Funds' shareholders.

                  c. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

              D. CONFIDENTIAL VOTING - Proponents contend that confidential voting allows shareholders to make decisions without pressure from opposing sides. Voting is tabulated by a third party before presentation. Arguments are made in the context of a democratic political election where voters cast their ballots in secret.

              Opposition contends that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment and pension funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive.

              All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

              E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

                  Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

              All situations regarding supermajority-voting provisions will be reviewed on a CASE-BY-CASE basis.

              F. ANTI-TAKEOVER PROPOSALS - All situations should be viewed individually and independently, but the Funds' policy is generally to SUPPORT poison pills, preemptive rights, fair pricing and dual class voting, especially when the majority of the board is independent. These provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders. These proposals are discussed in further detail below.

                  a. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - Poison pills protect shareholders from coercive and unfair offers. They encourage potential bidders to negotiate directly with the board of directors. Therefore, proponents believe that all shareholders will receive a better/fairer offer.

                                                                      APPENDIX A

                  Opposition believes the removal will enhance management's accountability to shareholders. Poison pills may also discourage potential takeover bids, which would potentially reduce shareholder value. Additionally, many poison pills were enacted without a vote by shareholders. Many believe that shareholders should make the decision.

                  It is generally the Funds' policy to support poison pills; however, the following features of the poison pills will be considered:

                  o Does the pill have a sunset clause (i.e. it dissolves at a certain point in the future)?

                  o Does the pill have a provision to allow shareholders to redeem the pill for certain types of offers?

                  o     Can the board redeem the pill for qualifying offers?

                  o What is the trigger that activates the pill (i.e. what percentage of shares held)?

                  b. PREEMPTIVE RIGHTS - Preemptive rights enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. Opponents of preemptive rights contend that these rights are only used as a takeover defense and that shareholders can maintain their relative position with no difficulty in the open market.

                  c. FAIR PRICING PROVISIONS - Fair pricing provisions require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. These provisions attempt to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. Opponents contend that these provisions can prevent tender offers from being made, thereby entrenching management.

                  d. DUAL CLASS VOTING PROVISIONS - Dual class voting provisions create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.

              G. STOCK RELATED PROPOSALS

                  a. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock were, in the past, considered routine voting items. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                   All situations should be viewed individually and independently but the Funds' policy is to SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth.

                  b. BLANK CHECK PREFERRED - The board has the discretion to establish voting, dividend, conversion and other rights for blank check preferred stock without further authorization from shareholders. With no limits, the board is free to shape it in the most attractive manner for the market regardless of the effect on other shareholders. Proponents contend this flexibility is needed to meet varying financial conditions. Additionally, the rights of shareholders are protected because the structure of the blank check is approved by the full board, not just management.

                   Opponents contend that approving this proposal gives the companies too much power. The shares can be used to implement a poison pill or to help block a takeover bid by placing them in friendly hands. Additionally, once authorized, the shareholders have no further power to determine how or when the stock will be allocated.

                   All situations should be viewed individually and independently, but the Funds' policy is to SUPPORT blank check preferred proposals. Blank check preferred stock gives management the flexibility it needs to compete in today's ever-changing market.

                                                                      APPENDIX A

                   c. TARGETED SHARE PLACEMENTS - This is the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

                   Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but the holder of the share placement may also have a senior claim or return from company assets.

                   All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

              H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions, but an offer can be rejected if it is believed that the long-term interests of the shareholders will be best served by the company continuing in its current form.

              All situations regarding mergers, acquisitions, or restructurings will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for Fund shareholders.

              I. OTHER BUSINESS - The Funds will generally SUPPORT management with respect to "Other Business."

         5. OTHER PROPOSALS - All proposals not addressed above will be decided on a CASE-BY-CASE basis. As with non-routine proposals, decisions will be based primarily on management's and the board's responsiveness to enhancing shareholder wealth. In these situations, the Manager will use its judgment in directing the Custodian to vote in the best interest of Fund shareholders and will implement changes to the Policy when appropriate.

     INTERNATIONAL FUNDS - PROCEDURES

         1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

         2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

     ALL FUNDS - OTHER PROCEDURES

         1. RECORDKEEPING - Records of all votes will be maintained by a) the Custodian for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers

                                                                      APPENDIX A

along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

         2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

         3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                        AMERICAN AADVANTAGE MILEAGE FUNDS

                            PART C. OTHER INFORMATION


   Item 23.             Exhibits

            (a) Amended and Restated Declaration of Trust - filed herewith

            (b)         Amended Bylaws - (ii)

            (c)         Voting trust agreement -- none


            (d)(i)(A) Management Agreement between American AAdvantage Mileage Funds and AMR Investment Services, Inc., dated October 1, 1995 - (ii)

               (i)(B) Supplement to Management Agreement, dated December 17, 1996 - (i)

               (i)(C)   Supplement to Management Agreement, dated July 25, 1997
                        - (iv)

               (i)(D) Supplement to Management Agreement, dated November 21, 1997 - (iv)

               (i)(E) Supplement to Management Agreement, dated September 1, 1998 - (iv)

               (i)(F) Supplement to Management Agreement, dated January 1, 1999 - (iv)

               (i)(G)   Supplement to Management Agreement, dated May 19, 2000 -
                        (vii)

               (i)(H) Supplement to Management Agreement, dated October 17, 2001 - (ix)

            (e)(i) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (v)

               (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24, 2002 - (x)

            (f)         Bonus, profit sharing or pension plans - none

            (g)(i) Custodian Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (iii)

               (ii) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xiii)

            (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (iii)

               (ii) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xii)

               (iii) Securities Lending Authorization Agreement between American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (iii)

               (iv) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (iv)

               (v) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (iv)

               (vi) Purchase Agreement between American AAdvantage Mileage Funds and John H. Harland Company, dated December 1, 2001 - (ix)

            (i)         Opinion and consent of counsel - to be filed

            (j)         Consent of Independent Auditors - to be filed

            (k)         Financial statements omitted from prospectus -- none

            (l)         Letter of investment intent - (ii)

            (m)(i)      Plan pursuant to Rule 12b-1 for the Mileage Class - (ii)

               (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class -
                        (ii)

               (iii)    Administrative Services Plan for the Platinum Class -
                        (ii)

            (n)         Plan Pursuant to Rule 18f-3 - (ii)

            (p)(i) Code of Ethics of Registrant, American AAdvantage Funds, American AAdvantage Select Funds and AMR Investment Services Trust, dated November 21, 2003 - (xiii)

               (ii) Code of Ethics of AMR Investment Services, Inc., dated November 21, 2003 - (xiii)

          Other:        Powers of Attorney for Trustees (Alan D. Feld, Stephen
                        D. O'Sullivan, and Kneeland Youngblood) - (i)

                        Powers of Attorney for Trustees (R. Gerald Turner) -
                        (viii)

                        Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A. Cline and Richard A. Massman) - filed herewith

----------

(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 10 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(v) Incorporated by reference to Post-Effective Amendment No. 11 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(vi) Incorporated by reference to Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(vii) Incorporated by reference to Post-Effective Amendment No. 12 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(ix) Incorporated by reference to Post-Effective Amendment No. 13 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(x) Incorporated by reference to Post-Effective Amendment No. 41 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xi) Incorporated by reference to Post-Effective Amendment No. 36 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xii) Incorporated by reference to Post-Effective Amendment No. 42 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xiii) Incorporated by reference to Post-Effective Amendment No. 15 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.


Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Mileage Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

             (i) every person who is, or has been, a Trustee or officer of the Mileage Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)    No indemnification shall be provided hereunder to a Covered Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Mileage Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Mileage Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Mileage Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Mileage Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Mileage Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Mileage Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Mileage Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Mileage Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Mileage Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Mileage Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. Business and Other Connections of Investment Manager

      AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.

Item 27. Principal Underwriter

             (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270, is the principal underwriter for the Mileage Trust, the American AAdvantage Funds and the American AAdvantage Select Funds.

             (b) The directors and officers of the Mileage Trust's principal underwriter are:

                          Positions & Offices                 Position
Name                       with Underwriter                   with Registrant
----                      -------------------                 ---------------
James Ross                Chief Executive Officer             None
Larry Tate                Executive Vice President            None
Stacy Hodges              Chief Financial Officer             None
Allen Tubb                Secretary                           None
Ray Huie                  MSRB/CROP Senior Vice President     None

                          Positions & Offices                 Position
Name                       with Underwriter                   with Registrant
----                      -------------------                 ---------------
Laura Holt                Vice President                      None
William Temple            SROP                                None
Phyllis Knowles           Chief Compliance Officer            None
Jerome Wade               General Counsel                     None

      The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28. Location of Accounts and Records

      The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's 1) custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; or 3) transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105.

Item 29. Management Services

      All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 15, 2004.

                                            AMERICAN AADVANTAGE MILEAGE FUNDS

                                            By: /s/ William F. Quinn
                                                --------------------------------
                                                     William F. Quinn
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                       Title                        Date
---------                                       -----                        ----
/s/ William F. Quinn                        President (Principal      December 15, 2004
--------------------------------            Executive Officer)
William F. Quinn                            and Trustee

/s/ Rebecca L. Harris                       Treasurer (Principal      December 15, 2004
--------------------------------            Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                         Trustee                   December 15, 2004
--------------------------------
W. Humphrey Bogart

Brenda A. Cline*                            Trustee                   December 15, 2004
--------------------------------
Brenda A. Cline

Alan D. Feld*                               Trustee                   December 15, 2004
--------------------------------
Alan D. Feld

Richard A. Massman*                         Trustee                   December 15, 2004
--------------------------------
Richard A. Massman

Stephen D. O'Sullivan*                      Trustee                   December 15, 2004
--------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   December 15, 2004
--------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   December 15, 2004
--------------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
      ----------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 15, 2004.

                                             AMR INVESTMENT SERVICES TRUST

                                             By: /s/ William F. Quinn
                                                 -------------------------------
                                                 William F. Quinn
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement for the American AAdvantage Mileage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                       Title                        Date
---------                                       -----                        ----
/s/ William F. Quinn                        President (Principal      December 15, 2004
---------------------------------           Executive Officer)
William F. Quinn                            and Trustee

/s/ Rebecca L. Harris                       Treasurer (Principal      December 15, 2004
--------------------------------            Financial Officer)
Rebecca L. Harris

W. Humphrey Bogart*                         Trustee                   December 15, 2004
--------------------------------
W. Humphrey Bogart

Brenda A. Cline*                            Trustee                   December 15, 2004
--------------------------------
Brenda A. Cline

Alan D. Feld*                               Trustee                   December 15, 2004
--------------------------------
Alan D. Feld

Richard A. Massman*                         Trustee                   December 15, 2004
--------------------------------
Richard A. Massman

Stephen D. O'Sullivan*                      Trustee                   December 15, 2004
--------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   December 15, 2004
--------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   December 15, 2004
--------------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
      ----------------------------------
      William F. Quinn, Attorney-In-Fact

                               POWER OF ATTORNEY


         I, W. Humphrey Bogart, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 14th day of October, 2004.


         Signature                                            Title
         ---------                                            -----


         /s/ W. Humphrey Bogart
         --------------------------------------
         W. Humphrey Bogart                                   Trustee

                                POWER OF ATTORNEY


         I, Brenda A. Cline, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 11th day of October, 2004.


         Signature                                            Title
         ---------                                            -----


         /s/ Brenda A. Cline
         --------------------------------------
         Brenda A. Cline                                      Trustee

                                POWER OF ATTORNEY


         I, Richard A. Massman, Trustee of AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Trusts"), hereby constitute and appoint William F. Quinn and Barry Y. Greenberg my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 11th day of October, 2004.


         Signature                                            Title
         ---------                                            -----


         /s/ Richard A. Massman
         --------------------------------------
         Richard A. Massman                                   Trustee

                                INDEX TO EXHIBITS

Exhibit
Number                Description                                                   Page
------                -----------                                                   ----
(a)          Amended and Restated Declaration of Trust - filed herewith

(b)          Amended Bylaws - (ii)

(c)          Voting trust agreement -- none

(d)(i)(A)    Management Agreement between American AAdvantage Mileage Funds and
             AMR Investment Services, Inc., dated October 1, 1995 - (ii)

   (i)(B)    Supplement to Management Agreement, dated December 17, 1996 - (i)

   (i)(C)    Supplement to Management Agreement, dated July 25, 1997 - (iv)

   (i)(D)    Supplement to Management Agreement, dated November 21, 1997 - (iv)

   (i)(E)    Supplement to Management Agreement, dated September 1, 1998 - (iv)

   (i)(F)    Supplement to Management Agreement, dated January 1, 1999 - (iv)

   (i)(G)    Supplement to Management Agreement, dated May 19, 2000 - (vii)

   (i)(H)    Supplement to Management Agreement, dated October 17, 2001 - (ix)

(e)(i) Distribution Agreement among the American AAdvantage Mileage Funds, the American AAdvantage Funds, the American Select Funds and SWS
             Financial Services, Inc., dated December 31, 1999 - (v)

   (ii)      Amendment to the Distribution Agreement among the American
             AAdvantage Funds, the American AAdvantage Mileage Funds, the
             American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24, 2002 - (x)

(f)          Bonus, profit sharing or pension plans - none

(g)(i) Custodian Agreement between the American AAdvantage Mileage Funds and State Street Bank and Trust Company, dated December 1, 1997 -
             (iii)

   (ii)      Amendment to Custodian Agreement to reflect amendments to Rule
             17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1,
             2001 - (xiii)

(h)(i)       Transfer Agency and Service Agreement between the American
             AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (iii)

   (ii) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xii)

   (iii)     Securities Lending Authorization Agreement between American
             AAdvantage Mileage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (iii)


   (iv)      Credit Agreement between AMR Investment Services Trust, American
             AAdvantage Funds, American AAdvantage Mileage Funds, and AMR
             Investment Services, Inc., dated December 1, 1999 - (iv)

   (v)       Administrative Services Agreement among American AAdvantage Funds,
             American AAdvantage Mileage Funds, AMR Investment Services Trust,
             AMR Investment Services, Inc. and State Street Bank and Trust
             Company, dated November 29, 1999 - (iv)

   (vi)      Purchase Agreement between American AAdvantage Mileage Funds and
             John H. Harland Company, dated December 1, 2001 - (ix)

(i)          Opinion and consent of counsel - to be filed

(j)          Consent of Independent Auditors - to be filed

(k)          Financial statements omitted from prospectus -- none

(l)          Letter of investment intent - (ii)

(m)(i)       Plan pursuant to Rule 12b-1 for the Mileage Class - (ii)

   (ii)      Plan pursuant to Rule 12b-1 for the Platinum Class - (ii)

   (iii)     Administrative Services Plan for the Platinum Class - (ii)

(n)          Plan Pursuant to Rule 18f-3 - (ii)

(p)(i)       Code of Ethics of Registrant, American AAdvantage Funds, American
             AAdvantage Select Funds and AMR Investment Services Trust, dated
             November 21, 2003 - (xiii)

   (ii)      Code of Ethics of AMR Investment Services, Inc., dated November 21,
             2003 - (xiii)

Other:       Powers of Attorney for Trustees (Alan D. Feld, Stephen D.
             O'Sullivan, and Kneeland Youngblood) - (i)

             Powers of Attorney for Trustees (R. Gerald Turner) - (viii)

             Powers of Attorney for Trustees (W. Humphrey Bogart, Brenda A.
             Cline and Richard A. Massman) - filed herewith

----------

(i) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(ii) Incorporated by reference to Post-Effective Amendment No. 4 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 15, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 6 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 26, 1998.

(iv) Incorporated by reference to Post-Effective Amendment No. 10 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(v) Incorporated by reference to Post-Effective Amendment No. 11 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(vi) Incorporated by reference to Post-Effective Amendment No. 32 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(vii) Incorporated by reference to Post-Effective Amendment No. 12 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 37 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(ix) Incorporated by reference to Post-Effective Amendment No. 13 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(x) Incorporated by reference to Post-Effective Amendment No. 41 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xi) Incorporated by reference to Post-Effective Amendment No. 36 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xii) Incorporated by reference to Post-Effective Amendment No. 42 to the American AAdvantage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xiii) Incorporated by reference to Post-Effective Amendment No. 15 to the American AAdvantage Mileage Funds' Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2004.



                                      3